Goodwill - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018	Mar. 30, 2018
Disclosure of reconciliation of changes in goodwill [line items]
Cost to sell expected to reach as percentage of entity value	2.00%
Adverse change in WACC	1.00%
Bottom of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections	1.00%
Top of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections	4.00%
AB inBev [member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of merger proposed		50.00%
Percentage of goodwill to total assets	57.00%
Anadolu Efes [member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of merger proposed		50.00%